Intangible Assets (Successor)	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets (Successor) [Text Block]
Note 5. Intangible Assets (Successor)

The Company recognized goodwill and certain identifiable intangible assets in connection with business combinations. See Note 4. Identifiable intangible assets consist of the following as of March 31, 2019 for the Successor
(in thousands):

									Period
	Economic								From 02.19.2019
	Life							Gross	to 03.31.2019
	(Years)	Bonfire	CityBase	eCivis	OpenCounter	Questica	Sherpa	Total	Amortization	Net Total

Patents / Developed Technology	6 - 10	$10,197	$31,789	$3,637	$5,469	$6,090	$1,140	$58,322	$819	$57,503
Trade Names / Trademarks	1 - 13	3,491	8,038	2,573	1,217	1,880	306	17,505	200	17,305
Customer Relationships	10	8,723	7,840	6,641	3,678	25,721	3,396	55,999	629	55,370
Non-Compete Agreements	3	257	488	146	107	130	72	1,200	45	1,155
		$22,668	$48,155	$12,997	$10,471	$33,821	$4,914	$133,026	$1,693	$131,333

Amortization expense recognized by the Company related to intangible assets for the period from February 19, 2019 to March 31, 2019 (Successor) was $
1.7
million. Amortization expense recognized by the Predecessor for the period from January 1, 2019 through February 18, 2018 and the three months ended March 31, 2018 (predecessor) was $
0.03
million and $
0.05
million, respectively.

The estimated aggregate amortization expense for intangible assets over the next five years ending December 31 and thereafter is as follows (in thousands):

Nine months ended December 31, 2019	$11,301
Year ended December 31, 2020	15,068
Year ended December 31, 2021	15,068
Year ended December 31, 2022	15,068
Year ended December 31, 2023	15,068
Year ended December 31, 2024	15,068
Thereafter	44,692
$131,333